COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of Long-term Purchase Commitment

Year ending December 31,	RMB
2022	7,029,247,643
2023	781,027,516
Total	7,810,275,159